CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income (loss)	$ (15,828,587)	$ (3,005,919)	$ (16,541,334)	$ (3,791,440)	$ (1,758,237)
Adjustments to reconcile net income (loss) to net cash
Depreciation and amortization	64,691	38,953	79,819	69,564	29,922
Gain on the sale of property and equipment				(20,682)
Provisions and allowances		60,000	67,275
Gain on sale of investments and property and equipment		(9,600)	(9,600)
Charges from escrow deposits	240,400
Inventory valuation reserve	354,939
Market value of securities received for services		(98,532)	(203,165)
Unrealized gain on marketable securities held for resale		(26,511)
Change in fair value of derivative liability	(3,053,071)		1,805,990
Amortization of debt discount	6,049,639		935,290
Financing costs	2,299,632
Stock based compensation	4,292,209		4,415,799
Changes in operating assets and liabilities
Accounts receivable	8,774	(29,362)	263,686	518,171	(1,042,000)
Inventories	228,634	(37,791)	(328,250)	(48,180)	(316,254)
Deposits in escrow	20,076		(400,476)
Prepaid insurance	(338,875)
Prepaid expenses and other assets	(185,916)	(213,261)	17,021	(36,725)
Accounts payables	1,659,988	193,384	1,723,759	(393,458)	190,668
Accrued interest payable	165,657		372,990
Accrued expenses	(488,135)		468,064
Accrued settlement and severance expenses	1,004,486
Customer deposits	(311,000)	863,137	924,747	675,762
Deferred revenue	(51,304)	458,051	88,985	(716,409)	1,451,030
Deferred costs	(299,018)
Net cash provided by (used in) operating activities	(4,166,781)	(1,807,451)	(6,319,400)	(3,743,397)	(1,444,871)
Cash flows from investing activities
Issuance of note receivable		(40,000)		(115,000)
Receipts on notes receivable, net			115,000		104,650
Purchase of property and equipment, net			(46,729)	(134,451)
Purchase of real estate			(399,594)
Purchase of intangible assets, net		(195,002)	(87,474)
Advances for investments				(1,250,000)
Net cash used in (provided by) investing activities		(235,002)	(418,797)	(1,499,451)	104,650
Cash flows from financing activities
Receipts on advances to officer					177,050
Contribution from related parties				810,000	561,000
Payments on a long term debt				(16,307)	(15,771)
Payments on (proceeds from) notes payable	(12,434)	1,738	(75,000)	(150,000)	50,000
Dividends paid to subsidary's shareholders					(49,965)
Proceeds from (payments on) Related parties notes payable	(150,000)	404,880	567,083	(746,285)	744,038
Payments on (proceeds from) notes payable			261,434
Proceeds from issuance of common stock, net		2,442,859	2,442,859	4,486,541	858,415
Proceeds from issuance of convertible notes payable, net	4,642,300		3,475,000
Proceeds from issuance of convertible notes payable from related parties, net	150,000
Net cash provided by financing activities	4,629,866	2,849,477	6,671,376	4,383,949	2,324,767
Net decrease (increase) in cash	463,085	807,024	(66,821)	(858,899)	984,546
Cash, and cash equivalents, beginning of period	101,182	168,003	168,003	1,026,902	42,356
Cash, and cash equivalents, end of period	564,267	975,027	101,182	168,003	1,026,902
Supplemental disclosures of cash flow information:
Cash paid for interest	1,151	2,872	2,834	2,106	4,975
Cash paid for income tax				10,851	59,141
Non-cash investing and financing activities:
Marketable securities received for accounts receivable		$ 196,000	(184,000)	184,800	125,000
Liabilities assumed for Vaporfection				73,739
Common stock issued upon debt conversion	5,810,512
Cancellation of preferred stock			0	3,000
Treasury stock received for sale of advances on investments			1,200,000
Common stock warrants issued for Vaporfection				1,166,000
Repayments Of Debt [Member]
Non-cash investing and financing activities:
Common stock issued				53,500
Stock Issued For Accounts Payable [Member]
Non-cash investing and financing activities:
Common stock issued	$ 364,728		$ 316,065	$ 119,536
Stock Issued For Related Party Notes Payable [Member]
Non-cash investing and financing activities:
Common stock issued					125,000
PVM International Inc. (PVMI) [Member]
Non-cash investing and financing activities:
Common stock issued					$ 2,000